Business Combinations - Summary of Post Acquisition Impact (Detail) - Post acquisition impact [member] - Continuing operations [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Revenue	€ 204	€ 1,202	€ 505
Profit/(loss) before tax for the financial year	€ 2	€ 145	€ (1)